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                                                              ALEXANDER D. PHUNG
                                                                       ASSOCIATE
                                                                  (612) 492-6172
                                                           PHUNG.ALEX@DORSEY.COM


August 13, 2009


 VIA EDGAR

 Securities and Exchange Commission
 Division of Investment Management
 Office of Insurance Products
 100 F Street NE
 Washington, DC 20549

      Re: Definitive Proxy Statement for Special Joint Meeting of Shareholders of the Allianz Variable Insurance Products Trust and the Allianz Variable Insurance Products Fund of Funds Trust (each, a "Trust")


Ladies and Gentlemen:

            Enclosed for filing via EDGAR is the definitive proxy statement to be used by the board of trustees in soliciting voting instructions for a special joint meeting of shareholders of the funds of each Trust. Also enclosed is the voting instruction form.

            At the meeting, the shareholders can vote on two proposals: (a) to elect individuals to serve on the board of trustees, and (b) to ratify the board's selection of KPMG LLP to serve as each Trust's independent auditor. The board of trustees of each Trust unanimously recommends a vote FOR both proposals.

            Please contact me at (612) 492-6172 if you have any comments or questions concerning this filing. Thank you for your assistance.


                                     Best regards,

                                     /s/ Alexander D. Phung

                                     Alexander D. Phung